Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 28, 2023
Entity Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 01, 2023
Document Effective Date	Dec. 01, 2023
Prospectus Date	Nov. 29, 2023